Fair Value Measurements - Call option liability (Details) - Gelesis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value	$ 1,024
One Srl call option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of One Srl call option	1,545	$ 1,494
Change in fair value	1,024
Balance at Ending	2,416	1,545
Foreign currency translation loss	$ (153)	$ 51